Hartford Dynamic Bond Fund Average Annual Total Returns	12 Months Ended	43 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	2.87%	(0.36%)	2.01%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.45%)	2.41%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.01%	2.54%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.72%	4.56%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.71%	5.21%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.79%	6.17%
Class R5 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.65%	6.17%
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.87%	6.29%
Class Y | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.74%	6.19%
Class F | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.87%	6.30%